Segmented Information (Product And Divisional Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Product Information [Line Items]
Revenues, Net of Royalties	$ 5,160	$ 8,467	$ 8,870
Production and mineral taxes	105	198	217
Transportation and processing	1,231	1,193	1,100
Operating	794	866	827
Purchased product	349	635	739
Operating Cash Flow	2,681	5,575	5,987
Canadian Division [Member]
Product Information [Line Items]
Revenues, Net of Royalties	2,760	2,872	2,829
Production and mineral taxes	9	15	8
Transportation and processing	555	490	436
Operating	352	380	324
Operating Cash Flow	1,844	1,987	2,061
Canadian Division [Member] | Natural Gas [Member]
Product Information [Line Items]
Revenues, Net of Royalties	2,225	2,376	2,480
Production and mineral taxes	1	10	7
Transportation and processing	549	481	429
Operating	327	360	298
Operating Cash Flow	1,348	1,525	1,746
Canadian Division [Member] | Oil & NGLs [Member]
Product Information [Line Items]
Revenues, Net of Royalties	500	453	305
Production and mineral taxes	8	5	1
Transportation and processing	6	9	7
Operating	14	6	12
Operating Cash Flow	472	433	285
Canadian Division [Member] | Other [Member]
Product Information [Line Items]
Revenues, Net of Royalties	35	43	44
Operating	11	14	14
Operating Cash Flow	24	29	30
USA Division [Member]
Product Information [Line Items]
Revenues, Net of Royalties	3,365	4,022	4,275
Production and mineral taxes	96	183	209
Transportation and processing	652	728	662
Operating	377	444	472
Operating Cash Flow	2,240	2,667	2,932
USA Division [Member] | Natural Gas [Member]
Product Information [Line Items]
Revenues, Net of Royalties	2,993	3,664	3,912
Production and mineral taxes	68	157	185
Transportation and processing	652	728	662
Operating	347	423	397
Operating Cash Flow	1,926	2,356	2,668
USA Division [Member] | Oil & NGLs [Member]
Product Information [Line Items]
Revenues, Net of Royalties	348	295	244
Production and mineral taxes	28	26	24
Operating	25	3
Operating Cash Flow	295	266	220
USA Division [Member] | Other [Member]
Product Information [Line Items]
Revenues, Net of Royalties	24	63	119
Operating	5	18	75
Operating Cash Flow	19	45	44
Market Optimization [Member]
Product Information [Line Items]
Revenues, Net of Royalties	419	703	797
Operating	48	40	34
Purchased product	349	635	739
Operating Cash Flow	22	28	24
Market Optimization [Member] | Marketing Sales [Member]
Product Information [Line Items]
Revenues, Net of Royalties	4,260	6,680	6,729
Transportation and processing	528	506	384
Operating	84	75	76
Purchased product	3,593	6,035	6,236
Operating Cash Flow	55	64	33
Market Optimization [Member] | Upstream Eliminations [Member]
Product Information [Line Items]
Revenues, Net of Royalties	(3,841)	(5,977)	(5,932)
Transportation and processing	(528)	(506)	(384)
Operating	(36)	(35)	(42)
Purchased product	(3,244)	(5,400)	(5,497)
Operating Cash Flow	$ (33)	$ (36)	$ (9)